CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)		6 Months Ended
	May 01, 2024	Dec. 31, 2024
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Reverse stock split	0.056	0.2